Loan Receivable and Accrued Interest (Tables)	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Schedule of Loan receivable and accrued interest
	As of March 31,
	2020	2019

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$-
Accrued interest	67,500	-
Total	$1,567,500	$-